Right-of-Use Asset/Lease Liability - Schedule of Amounts Recognized in Profit or Loss (Details)	6 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Administrative expenses:
- depreciation of right of use asset	RM 62,745	$ 15,435	RM 62,286	$ 13,903
- expense relating to short-term leases			732,659
- expense relating to leases of low-value assets			2,650
Finance costs:
- interest expense on lease liability	RM 4,633	$ 1,140	RM 2,828	$ 631